CONVERTIBLE NOTES (Details 2) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total Fair value of derivative liability	$ 0	$ 1,285,169	$ 4,226,837
Warrant liability [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability		0	990,000
Rights liability [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability		0	190,000
March 2013 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	0	412,500	975,000
July 2013 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	0	183,334	433,334
September 2013 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	0	588,500	1,391,000
January 2014 Notes [Member]
Debt Instrument [Line Items]
Total Fair value of derivative liability	$ 0	$ 100,835	$ 247,503